Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Payable Disclosure [Text Block]
Note 3 – Convertible Notes Payable

On various dates from August 31, 2015 through January 19, 2016, each as amended on March 10, 2016, the Company entered into seven unsecured promissory notes with three separate third party investors. Each note bears interest at 8.0% per annum and was to mature on the earlier of June 30, 2016 or the completion of an IPO of the Company’s securities.

Since the completion of the IPO occurred prior to June 30, 2016, these notes were to be automatically converted according to their terms into shares of the Company’s common stock at applicable conversion price upon the Company’s IPO to the extent and provided that no holder of these notes was or will be permitted to convert such notes to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of our common stock after such conversion. Due to this 4.99% limitation, a portion of these notes was not converted at the time of the IPO and the remaining unconverted principal and accrued interest amounts of the effected notes will remain outstanding and will be converted into shares of our common stock at such time as the 4.99% limitation continues to be met. Until such time as the notes are converted into shares of common stock, the maturity date of the notes will automatically be extended and we will not be required to repay the notes or the accrued interest relating to the notes in cash.

The IPO was completed on May 31, 2016. On May 31, 2016, pursuant to the conversion feature of the foregoing notes and with restriction of the 4.99% beneficially owned condition limitation, discussed above, the Company issued 1,166,503 common shares in total, reducing convertible debt principal by $183,356 and accrued interest by $17,699. During the three months ended September 30, 2016, an additional 800,057 common shares were issued due to the number of common shares outstanding allowing for conversion of additional shares under the 4.99% beneficially owned condition limitation. This reduced the convertible debt principal by $133,988 and accrued interest by $6,742. The remaining convertible debt without consideration of accrued interest as of September 30, 2016, if converted on September 30, 2016, would result in an additional 1,928,899 common shares to be issued.

The convertible notes were analyzed for a beneficial conversion feature on various issuance dates, at which time it was concluded that a beneficial conversion feature did not exist.

The table below represents the shares that are convertible at September 30, 2016 relating to the principal amounts of these convertible notes payable and excludes any shares that are convertible relating to the associated accrued interest:

Issuance Date	September 30, 2016	December 31, 2015	Conversion Rate	Shares Convertible at September 30, 2016
August 31, 2015 (a)	$38,299	$125,000	$0.1299	294,832
September 3, 2015	125,000	125,000	0.1299	962,279
October 4, 2015(a)(c)	30,280	147,000	0.20	151,402
October 4, 2015(b)	–	3,000	0.20	–
October 28, 2015(b)	–	50,000	0.20	–
January 14, 2016(c)	21,577	–	0.20	107,886
January 19, 2016	82,500	–	0.20	412,500
Total	$297,656	$450,000		1,928,899

(a)	Debt partially converted on May 31, 2016 and on August 19, 2016.
(b)	Debt fully converted to common shares on May 31, 2016.
(c)	Debt partially converted on September 1, 2016.

The common shares relating to the above mentioned convertible notes payable contain the following trading restrictions: (a) beginning 90 days after the initial closing of our IPO and until the one-year anniversary of the initial closing of the IPO, the holder of the note will be able to sell 1% of the number of shares of common stock underlying the note on a monthly basis, subject to a maximum sale on any trading day of 4% of the daily volume; (b) if the common stock price is over $7.00 per share for five consecutive trading days then the holder of the note can sell up to 3% of the number of shares of common stock underlying the note on a monthly basis, subject to a maximum sale on any trading day of 4% of the daily volume; (c) if the common stock price is over $10.00 per share for five consecutive trading days then the holder of the note can sell up to an additional 5% of the number of shares of common stock underlying the note on a monthly basis, subject to a maximum sale on any trading day of 7% of the daily volume; and (d) if the common stock price is over $14.00 per share then the holder of the note is not restricted from making any sales until such time as the common stock price falls back below $14.00 per share; and (b) thereafter, until the two-year anniversary of the initial closing of IPO, the holder of the note can sell on any trading day 10% of the daily volume; provided that if the common stock price is over $10.00 per share then the holder of the note is not restricted from making any sales until such time as the common stock falls back below $10.00 per share. The foregoing lock-up restrictions relate to public sales and do not restrict the transfer of the shares privately, if permitted by applicable law, provided the acquirer of the shares agrees to comply with the above restrictions with respect to any public sales.

Moleculin, LLC [Member]
Convertible Notes Payable Disclosure [Text Block]
Note 5 – Convertible Notes Payable

From May to November 2014, the Company issued various convertible notes to its creditors. Gross proceeds from third and related parties were $1,134,927 and $514,079, respectively. These notes bear interest at 8% per annum and are due on the earlier of June 30, 2016 or the consummation of a liquidation event, unless these notes are converted, pursuant to the following:

a)
Automatic conversion upon CPRIT qualified financing- When the Company is awarded a grant from the CPRIT of at least $3,500,000 and is deemed by CPRIT to have received the 50% matching funds required by the CPRIT grant. The conversion price is $0.80 per unit in the event of a CPRIT qualified financing.

b)
First tier automatic conversion - When the Company concludes a privately placed sale of the Company’s Series A Preferred Units of at least $3,000,000 and is at a pre-money valuation of not less than $20,000,000. The conversion price is 80% of the lowest per unit purchase price in the privately placed sale in the event of a first tier automatic conversion.

c)
Second tier automatic conversion - When the Company concludes a privately placed sale of the Company’s Series A Preferred Units of at least $2,000,000. The conversion price is 70% of the lowest per unit purchase price in the privately placed sale in the event of a second tier automatic conversion.

d)	Voluntary conversion - At any time after the earlier of June 30, 2016 or a liquidation event, the note holders can elect to convert the notes into the Company’s Preferred Units at $0.80 per unit.

A liquidation event means: a) the acquisition of the Company by another entity; b) a sale, exclusive license, lease or other conveyance of all or substantially all of the Company’s assets; c) any liquidation, dissolution of the Company; d) the acquisition of an aggregate of 50% or more of the Company’s voting power by a party; e) in a bankruptcy proceeding. Upon a liquidation event, the note holders is entitle to 150% of the then outstanding principal and unpaid interest.

These convertible notes were analyzed for a beneficial conversion feature at which time it was concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $283,732 for third party notes and $128,520 for related party notes.  This amount was recorded as a debt discount and is amortized to interest expense over the term of these notes. For the years ended December 31, 2015, amortization of debt discount for third and related parties were $158,588 and $60,596, respectively. For the years ended December 31, 2014, amortization of debt discount for third and related parties were $46,068 and $37,709, respectively.

On September 30, 2014, the Company entered into an agreement with Brompton Group NA, LLC (“Brompton”) for a non-exclusive arrangement to identify investors or lenders interested in providing financing for the Company. In exchange for their services, the Company agreed to pay Brompton 15% of the proceeds received from any financing provided by the investors introduced by Brompton. Brompton agreed to receive two-thirds of the fee, at their option, in either cash or in the form of the same securities offered in the financing being offered to the identified investors or lenders. The remaining fee should be paid in the form of the same securities offered in the financing. Of the $1,254,874 debt raised from third party investors during the fourth quarter of 2014, $825,000 was raised through investors introduced by Brompton. As such, $123,750 of finder’s fee was recorded as debt discount and amortized over the life of the notes. For the years ended December 31, 2015 and 2014, interest expense associated with the amortization of the finder’s fee was $71,771 and $16,192, respectively.

As of December 31, 2015, accrued interest for third party and related party notes were $118,400 and $66,871, respectively. As of December 31, 2014, accrued interest for third party and related party notes were $27,605 and $25,744, respectively.